Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of changes in right-of-use assets

	2022	2021
Balance at January 1	179,000	215,120
Additions to right-of-use assets	62,686	31,642
Modification of right-of-use assets	25,091	13,618
Derecognition of right-of-use assets*	(13,876)	–
Depreciation charge for the year	(107,724)	(81,349)
Translation difference	3,664	(31)
Balance at December 31	148,841	179,000

*  Derecognition of the right-of-use assets during 2022 is as a result of leasing a new office premise in our Belarus subsidiary.

Summary of changes in lease liabilities

	2022	2021
Balance at January 1	197,045	241,997
New leases	62,686	31,642
Modification of leases	25,091	13,618
Derecognition of lease liabilities*	(14,212)	–
Interest on lease liabilities	17,912	20,466
Payment of interest on lease liabilities	(17,400)	(20,466)
Payment of lease liabilities	(114,365)	(90,166)
Foreign exchange loss	757	–
Translation difference	3,631	(46)
Balance at December 31	161,145	197,045
including:
Current portion	115,883	100,864
Non-current portion	45,262	96,181

*  Derecognition of the lease liabilities during 2022 is as a result of leasing a new office premise in our Belarus subsidiary.

Summary of information about lease costs recognized

(iii)  Amounts recognized in the consolidated statement of income and comprehensive income

	2022	2021	2020
Leases under IFRS 16
Interest on lease liabilities	17,912	20,466	26,334
Depreciation charge on right-of-use assets	107,724	81,349	75,182
Expenses relating to short-term leases	35,905	48,410	16,995
Total	161,541	150,225	118,511

(iv)  Amounts recognized in the consolidated statement of cash flows

	2022	2021	2020
Total cash outflow for leases	167,670	159,042	103,065